Accumulated Other Comprehensive Income (Loss) - Summary of Changes in Accumulated Other Comprehensive Income (Loss), Net of Tax (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	$ 1,704	$ 1,114
Other comprehensive income (loss)	(232)	590
Accumulated other comprehensive income, ending balance	1,472	1,704
Unrealized foreign currency translation gains (losses), net of hedging activities
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	1,923	1,012
Other comprehensive income (loss)	(564)	911
Accumulated other comprehensive income, ending balance	1,359	1,923
Unrealized gains (losses) on available-for-sale assets
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	(56)	346
Other comprehensive income (loss)	369	(402)
Accumulated other comprehensive income, ending balance	313	(56)
Unrealized gains (losses) on cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	(21)	(11)
Other comprehensive income (loss)	14	(10)
Accumulated other comprehensive income, ending balance	(7)	(21)
Share of other comprehensive income (loss) in joint ventures and associates
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	(24)	(31)
Other comprehensive income (loss)	(9)	7
Accumulated other comprehensive income, ending balance	(33)	(24)
Remeasurement of defined benefit plans
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	(263)	(347)
Other comprehensive income (loss)	(42)	84
Accumulated other comprehensive income, ending balance	(305)	(263)
Revaluation surplus on transfers to investment properties
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	145	145
Other comprehensive income (loss)	0	0
Accumulated other comprehensive income, ending balance	145	145
Participating policyholders
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	14	9
Other comprehensive income (loss)	(3)	5
Accumulated other comprehensive income, ending balance	11	14
Transfer to retained earnings (from accumulated other comprehensive income)	0	(89)
Shareholders
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	1,690	1,105
Other comprehensive income (loss)	(229)	585
Accumulated other comprehensive income, ending balance	1,461	1,690
Accumulated other comprehensive income (loss), net of taxes
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income (loss)	$ (229)	$ 585